Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 96.3%
		Basic Materials: 5.7%
950,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/2023	$ 962,963	0.2
150,000		CF Industries, Inc., 5.375%, 03/15/2044	180,882	0.0
470,000	(2)	Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	438,275	0.1
1,705,000	(1)	Cleveland-Cliffs, Inc., 6.750%, 03/15/2026	1,736,457	0.3
1,050,000	(1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	1,135,774	0.2
1,150,000	(1)	Constellium SE, 5.625%, 06/15/2028	1,173,719	0.2
1,100,000	(1),(2)	Constellium SE, 6.625%, 03/01/2025	1,127,500	0.2
1,225,000	(1)	Element Solutions, Inc., 3.875%, 09/01/2028	1,204,328	0.2
1,500,000	(1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	1,446,825	0.3
2,325,000		Freeport-McMoRan, Inc., 4.125%, 03/01/2028	2,358,422	0.5
225,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	230,836	0.0
610,000		Freeport-McMoRan, Inc., 4.375%, 08/01/2028	631,856	0.1
600,000	(2)	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	642,183	0.1
610,000		Freeport-McMoRan, Inc., 4.625%, 08/01/2030	642,467	0.1
1,250,000	(1)	Hudbay Minerals, Inc., 6.125%, 04/01/2029	1,242,188	0.2
1,200,000	(1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	1,288,500	0.2
780,000	(1)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	822,900	0.2
950,000		Methanex Corp., 5.650%, 12/01/2044	859,750	0.2
2,000,000	(1)	Novelis Corp., 5.875%, 09/30/2026	2,057,500	0.4
635,000		OCI NV, 4.625%, 10/15/2025	635,000	0.1
750,000	(1)	OCI NV, 5.250%, 11/01/2024	776,119	0.2
1,075,000	(1)	OCI NV, 6.625%, 04/15/2023	1,112,894	0.2
850,000		Olin Corp., 5.125%, 09/15/2027	843,094	0.2
1,625,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	1,720,160	0.3
1,215,000	(1)	SPCM SA, 4.875%, 09/15/2025	1,261,279	0.2
740,000	(1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	738,150	0.1
425,000	(1),(2)	Tronox, Inc., 6.500%, 04/15/2026	425,797	0.1
1,575,000	(1)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	1,367,297	0.3
1,250,000	(1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	1,293,219	0.3
			30,356,334	5.7

		Communications: 19.2%
1,200,000	(1),(2)	Altice France Holding SA, 6.000%, 02/15/2028	1,146,774	0.2
2,238,000	(1)	Altice France Holding SA, 10.500%, 05/15/2027	2,491,174	0.5
875,000	(1)	Altice France SA/France, 5.125%, 01/15/2029	874,716	0.2
1,575,000	(1)	Altice France SA/France, 7.375%, 05/01/2026	1,652,096	0.3
1,425,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	1,554,468	0.3
1,305,000	(1)	ANGI Group LLC, 3.875%, 08/15/2028	1,294,397	0.2
225,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	235,125	0.0
600,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/2030	636,000	0.1
2,400,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	2,528,532	0.5
1,150,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,210,087	0.2
1,435,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	1,498,004	0.3
2,375,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	2,472,969	0.5
1,425,000		Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	1,385,107	0.3
2,046,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	2,076,485	0.4
200,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	192,375	0.0
930,000	(1)	CommScope, Inc., 7.125%, 07/01/2028	956,803	0.2
1,850,000	(1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	1,858,695	0.4
1,225,000		Consolidated Communications, Inc., 6.500%, 10/01/2022	1,226,623	0.2
1,300,000	(1)	Consolidated Communications, Inc., 6.500%, 10/01/2028	1,329,250	0.3
1,600,000	(1)	CSC Holdings LLC, 4.625%, 12/01/2030	1,609,784	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,850,000		CSC Holdings LLC, 5.250%, 06/01/2024	$ 3,061,969	0.6
1,550,000	(1)	CSC Holdings LLC, 5.500%, 05/15/2026	1,613,937	0.3
1,125,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	1,196,961	0.2
1,200,000		CSC Holdings LLC, 5.875%, 09/15/2022	1,271,250	0.2
650,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	718,975	0.1
1,625,000	(1)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	1,508,138	0.3
975,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	692,167	0.1
2,779,000	(1),(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	1,448,554	0.3
550,000		DISH DBS Corp., 5.000%, 03/15/2023	561,687	0.1
1,375,000		DISH DBS Corp., 5.875%, 07/15/2022	1,431,375	0.3
1,700,000		DISH DBS Corp., 5.875%, 11/15/2024	1,753,125	0.3
1,110,000		DISH DBS Corp., 7.375%, 07/01/2028	1,144,687	0.2
1,450,000		Embarq Corp., 7.995%, 06/01/2036	1,719,606	0.3
1,700,000	(1),(2)	Entercom Media Corp., 7.250%, 11/01/2024	1,424,812	0.3
340,000	(1)	Expedia Group, Inc., 6.250%, 05/01/2025	375,167	0.1
735,000	(1)	Expedia Group, Inc., 7.000%, 05/01/2025	795,611	0.2
600,000	(1),(3)	Frontier Communications Corp., 8.000%, 04/01/2027	598,875	0.1
1,300,000	(1)	GCI LLC, 4.750%, 10/15/2028	1,319,513	0.2
1,375,000	(2)	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	1,492,920	0.3
575,000	(1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	561,597	0.1
2,000,000		iHeartCommunications, Inc., 8.375%, 05/01/2027	1,973,630	0.4
1,800,000	(1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	1,883,250	0.4
1,150,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	1,192,780	0.2
715,000	(1)	Match Group Holdings II LLC, 4.125%, 08/01/2030	724,495	0.1
275,000	(1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	283,766	0.1
1,000,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	914,010	0.2
2,125,000	(2)	Meredith Corp., 6.875%, 02/01/2026	1,778,359	0.3
1,125,000	(1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	1,159,942	0.2
875,000	(1)	Netflix, Inc., 4.875%, 06/15/2030	999,141	0.2
1,750,000		Netflix, Inc., 5.875%, 11/15/2028	2,091,232	0.4
1,500,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	1,575,772	0.3
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/2030	1,237,413	0.2
1,575,000	(1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	1,618,923	0.3
1,625,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,699,807	0.3
2,300,000		Sprint Communications, Inc., 6.000%, 11/15/2022	2,481,125	0.5
4,100,000		Sprint Corp., 7.125%, 06/15/2024	4,722,667	0.9
1,100,000		Sprint Corp., 7.625%, 03/01/2026	1,330,890	0.3
220,000	(1)	TEGNA, Inc., 4.625%, 03/15/2028	215,666	0.0
525,000	(1)	TEGNA, Inc., 4.750%, 03/15/2026	537,443	0.1
1,450,000	(1)	TEGNA, Inc., 5.000%, 09/15/2029	1,433,238	0.3
850,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	989,137	0.2
1,125,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	1,336,146	0.3
1,850,000	(1)	Terrier Media Buyer, Inc., 8.875%, 12/15/2027	1,867,344	0.4
700,000		T-Mobile USA, Inc., 5.125%, 04/15/2025	717,490	0.1
2,650,000		T-Mobile USA, Inc., 6.500%, 01/15/2026	2,772,562	0.5
1,840,000	(1)	Univision Communications, Inc., 6.625%, 06/01/2027	1,800,900	0.3
625,000	(1)	Univision Communications, Inc., 9.500%, 05/01/2025	671,875	0.1
950,000	(4)	ViacomCBS, Inc., 6.250%, 02/28/2057	1,044,734	0.2
1,400,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	1,373,750	0.3
250,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	257,656	0.0
650,000	(1),(2)	ViaSat, Inc., 6.500%, 07/15/2028	651,947	0.1
1,200,000	(1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	1,290,048	0.2
500,000	(1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	499,250	0.1
250,000	(1),(2)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	258,875	0.0

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,300,000	(1)	VTR Finance NV, 6.375%, 07/15/2028	$ 1,366,625	0.3
2,000,000	(1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	2,064,660	0.4
			101,736,938	19.2

		Consumer, Cyclical: 20.5%
3,550,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	3,646,045	0.7
1,245,000	(1)	Adams Homes, Inc., 7.500%, 02/15/2025	1,261,341	0.2
1,775,000	(1),(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,694,016	0.3
425,000	(1)	Adient US LLC, 9.000%, 04/15/2025	469,359	0.1
1,575,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,705,512	0.3
910,000	(1)	AMC Entertainment Holdings, Inc., 10.500%, 04/15/2025	682,500	0.1
627,000	(1),(5)	AMC Entertainment Holdings, Inc., 12.000% (PIK Rate 12.000%, Cash Rate 10.000%), 06/15/2026	178,695	0.0
1,355,000	(2)	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	1,316,952	0.2
835,000	(1)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	841,784	0.2
740,000	(1)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	746,937	0.1
700,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 01/15/2028	705,250	0.1
625,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	636,653	0.1
1,200,000	(1)	Avient Corp., 5.750%, 05/15/2025	1,273,500	0.2
1,775,000	(1)	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025	1,742,722	0.3
1,325,000		Boyd Gaming Corp., 6.000%, 08/15/2026	1,371,123	0.3
1,300,000	(1)	Boyd Gaming Corp., 8.625%, 06/01/2025	1,426,789	0.3
1,375,000	(1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	1,435,163	0.3
1,950,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	1,889,189	0.4
725,000	(1)	Carnival Corp., 9.875%, 08/01/2027	768,130	0.1
1,975,000		Century Communities, Inc., 5.875%, 07/15/2025	2,060,211	0.4
1,275,000	(1)	Cinemark USA, Inc., 8.750%, 05/01/2025	1,357,078	0.3
275,000	(1),(5)	Core & Main Holdings L.P., 8.625% (PIK Rate 9.375%, Cash Rate 8.625%), 09/15/2024	277,893	0.1
1,925,000	(1)	Core & Main L.P., 6.125%, 08/15/2025	1,953,490	0.4
2,250,000		Dana, Inc., 5.500%, 12/15/2024	2,300,625	0.4
485,000		Dana, Inc., 5.625%, 06/15/2028	501,555	0.1
725,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	753,263	0.1
1,830,000		Delta Air Lines, Inc., 2.900%, 10/28/2024	1,630,836	0.3
285,000		Delta Air Lines, Inc., 7.375%, 01/15/2026	299,168	0.1
1,350,000		Ford Motor Co., 9.000%, 04/22/2025	1,549,523	0.3
1,300,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	1,266,687	0.2
1,150,000		Ford Motor Credit Co. LLC, 4.250%, 09/20/2022	1,161,845	0.2
1,775,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	1,770,349	0.3
1,775,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	1,826,031	0.3
1,725,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	1,796,738	0.3
1,115,000	(1),(2)	Golden Entertainment, Inc., 7.625%, 04/15/2026	1,104,368	0.2
720,000	(1),(2)	Golden Nugget, Inc., 6.750%, 10/15/2024	602,100	0.1
1,825,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	1,904,844	0.4
385,000	(1)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	407,859	0.1
1,025,000	(1)	IAA, Inc., 5.500%, 06/15/2027	1,069,203	0.2
1,125,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,188,067	0.2
825,000	(1)	IRB Holding Corp., 6.750%, 02/15/2026	826,547	0.2
2,025,000		L Brands, Inc., 6.750%, 07/01/2036	1,988,297	0.4
740,000	(1)	L Brands, Inc., 6.875%, 07/01/2025	800,317	0.2
325,000	(1)	L Brands, Inc., 9.375%, 07/01/2025	373,344	0.1
1,900,000		Lennar Corp., 5.250%, 06/01/2026	2,130,014	0.4
600,000		Lennar Corp., 5.375%, 10/01/2022	635,109	0.1
1,800,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	1,775,061	0.3
1,225,000		M/I Homes, Inc., 4.950%, 02/01/2028	1,265,578	0.2
500,000		M/I Homes, Inc., 5.625%, 08/01/2025	519,322	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
750,000		Mattel, Inc., 5.450%, 11/01/2041	$ 704,558	0.1
725,000	(1)	Mattel, Inc., 5.875%, 12/15/2027	781,641	0.1
1,025,000		Meritage Homes Corp., 5.125%, 06/06/2027	1,138,837	0.2
1,125,000		Meritage Homes Corp., 7.000%, 04/01/2022	1,207,704	0.2
250,000	(1)	MGM China Holdings Ltd., 5.875%, 05/15/2026	258,085	0.1
324,000		MGM Resorts International, 5.500%, 04/15/2027	339,035	0.1
725,000		MGM Resorts International, 6.000%, 03/15/2023	753,478	0.1
1,500,000	(1),(2)	Michaels Stores, Inc., 8.000%, 07/15/2027	1,570,035	0.3
1,600,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	1,670,000	0.3
1,600,000	(1),(2)	Motion Bondco DAC, 6.625%, 11/15/2027	1,393,072	0.3
1,150,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	1,227,412	0.2
275,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	293,167	0.1
1,300,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	1,336,563	0.3
1,325,000	(1),(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	1,376,211	0.3
900,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	923,490	0.2
2,550,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	2,575,500	0.5
1,275,000	(1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	1,375,202	0.3
355,000	(1)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	376,744	0.1
1,350,000	(1)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	1,569,875	0.3
725,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	730,891	0.1
875,000	(1)	Scientific Games International, Inc., 7.000%, 05/15/2028	878,620	0.2
625,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	655,134	0.1
600,000	(1)	Scientific Games International, Inc., 8.625%, 07/01/2025	627,210	0.1
2,075,000	(1)	SeaWorld Parks & Entertainment, Inc., 9.500%, 08/01/2025	2,147,584	0.4
1,650,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	1,709,499	0.3
1,300,000	(1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	1,325,188	0.3
1,190,000	(1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	1,145,018	0.2
425,000	(1)	Station Casinos LLC, 4.500%, 02/15/2028	393,922	0.1
1,375,000	(1)	Station Casinos LLC, 5.000%, 10/01/2025	1,354,959	0.3
1,360,000	(1)	STL Holding Co. LLC, 7.500%, 02/15/2026	1,358,300	0.3
1,750,000		Tempur Sealy International, Inc., 5.500%, 06/15/2026	1,820,464	0.3
1,100,000		Tenneco, Inc., 5.000%, 07/15/2026	817,471	0.2
1,000,000		TRI Pointe Group, Inc., 5.700%, 06/15/2028	1,097,500	0.2
900,000		United Airlines Holdings, Inc., 4.250%, 10/01/2022	833,625	0.2
900,000	(2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	776,250	0.1
1,025,000	(1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	1,053,639	0.2
1,400,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,091,125	0.2
830,000	(1)	Viking Cruises Ltd., 13.000%, 05/15/2025	962,800	0.2
340,000	(1)	William Carter Co/The, 5.500%, 05/15/2025	356,788	0.1
1,250,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	1,307,813	0.2
700,000	(1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	704,141	0.1
1,450,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	1,461,781	0.3
325,000	(1)	Wolverine World Wide, Inc., 6.375%, 05/15/2025	344,297	0.1
1,025,000	(1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	996,172	0.2
740,000	(1)	Wyndham Hotels & Resorts, Inc., 5.375%, 04/15/2026	754,338	0.1
			108,462,120	20.5

		Consumer, Non-cyclical: 18.0%
1,700,000	(1),(2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,751,659	0.3
1,200,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	1,167,000	0.2
625,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	652,187	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,500,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	$ 1,603,785	0.3
1,085,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	1,156,881	0.2
1,475,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	1,605,183	0.3
1,485,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	1,524,909	0.3
1,250,000	(1)	Avantor Funding, Inc., 4.625%, 07/15/2028	1,298,437	0.2
3,125,000	(1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	3,438,016	0.7
1,325,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	1,306,953	0.3
400,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	409,900	0.1
650,000	(1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	666,088	0.1
975,000	(1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	1,032,710	0.2
1,150,000	(1),(2)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	1,154,192	0.2
845,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	880,228	0.2
225,000		Centene Corp., 3.375%, 02/15/2030	233,790	0.0
2,175,000		Centene Corp., 4.625%, 12/15/2029	2,348,902	0.4
875,000		Centene Corp., 4.750%, 01/15/2025	900,419	0.2
575,000		Centene Corp., 4.750%, 01/15/2025	591,704	0.1
575,000	(1)	Centene Corp., 5.375%, 06/01/2026	607,614	0.1
1,650,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	1,710,860	0.3
1,800,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	1,761,750	0.3
1,685,000	(1)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	1,634,113	0.3
1,450,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	1,488,062	0.3
600,000	(1)	DaVita, Inc., 3.750%, 02/15/2031	579,630	0.1
650,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	667,566	0.1
1,250,000	(1)	Emergent BioSolutions, Inc., 3.875%, 08/15/2028	1,258,037	0.2
815,000		Encompass Health Corp., 4.625%, 04/01/2031	815,000	0.2
497,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	365,792	0.1
331,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	346,516	0.1
2,565,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	2,598,640	0.5
550,000	(1)	Gartner, Inc., 3.750%, 10/01/2030	557,384	0.1
1,215,000	(1)	Gartner, Inc., 4.500%, 07/01/2028	1,274,474	0.2
1,300,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	1,372,878	0.3
1,000,000		HCA, Inc., 3.500%, 09/01/2030	1,020,246	0.2
3,225,000		HCA, Inc., 5.375%, 02/01/2025	3,536,164	0.7
875,000		HCA, Inc., 5.625%, 09/01/2028	1,002,509	0.2
925,000	(1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	960,046	0.2
425,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 4.625%, 06/15/2025	438,443	0.1
1,210,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	1,264,450	0.2
751,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	766,564	0.1
1,865,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	2,030,444	0.4
1,200,000	(1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	1,309,500	0.3
1,725,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,871,358	0.4
1,225,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	1,261,344	0.2
3,050,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	3,516,408	0.7
815,000		Kraft Heinz Foods Co., 5.000%, 06/04/2042	892,629	0.2
1,025,000	(1)	Kraft Heinz Foods Co., 5.500%, 06/01/2050	1,176,927	0.2
1,645,000	(1)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	1,651,169	0.3
875,000	(1)	Molina Healthcare, Inc., 4.375%, 06/15/2028	893,812	0.2
755,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	790,391	0.2
1,925,000	(1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	1,980,344	0.4
925,000		New Albertsons L.P., 7.450%, 08/01/2029	1,048,543	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
200,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/01/2028	$ 206,000	0.0
1,250,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	1,296,188	0.2
1,071,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	1,123,468	0.2
1,375,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	1,402,500	0.3
1,400,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	1,447,250	0.3
425,000	(1),(2),(5)	Polaris Intermediate Corp., 8.500% (PIK Rate 9.250%, Cash Rate 8.500%), 12/01/2022	432,969	0.1
625,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	643,750	0.1
2,450,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	2,599,303	0.5
2,000,000	(1)	Select Medical Corp., 6.250%, 08/15/2026	2,083,080	0.4
725,000	(1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	766,234	0.1
1,650,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	1,705,275	0.3
1,090,000		Tenet Healthcare Corp., 5.125%, 05/01/2025	1,092,453	0.2
1,550,000	(1)	Tenet Healthcare Corp., 6.125%, 10/01/2028	1,512,219	0.3
2,575,000		Tenet Healthcare Corp., 6.750%, 06/15/2023	2,706,325	0.5
650,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	723,060	0.1
1,250,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	1,277,906	0.2
1,105,000		TreeHouse Foods, Inc., 4.000%, 09/01/2028	1,119,647	0.2
290,000		United Rentals North America, Inc., 3.875%, 02/15/2031	294,894	0.1
1,025,000		United Rentals North America, Inc., 4.875%, 01/15/2028	1,077,531	0.2
525,000		United Rentals North America, Inc., 5.250%, 01/15/2030	573,891	0.1
730,000	(1)	Varex Imaging Corp., 7.875%, 10/15/2027	757,375	0.1
1,000,000	(1)	Vizient, Inc., 6.250%, 05/15/2027	1,051,060	0.2
1,450,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	1,482,321	0.3
			95,547,249	18.0

		Energy: 10.8%
1,300,000	(2)	Antero Resources Corp., 5.000%, 03/01/2025	814,937	0.2
1,680,000		Apache Corp., 4.375%, 10/15/2028	1,540,350	0.3
1,680,000		Apache Corp., 5.100%, 09/01/2040	1,513,302	0.3
845,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	798,525	0.2
450,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	433,219	0.1
850,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	751,026	0.1
475,000		Cenovus Energy, Inc., 3.800%, 09/15/2023	459,654	0.1
125,000		Cenovus Energy, Inc., 5.250%, 06/15/2037	108,533	0.0
375,000		Cenovus Energy, Inc., 5.375%, 07/15/2025	361,367	0.1
725,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	612,296	0.1
1,650,000	(1)	CNX Resources Corp., 7.250%, 03/14/2027	1,685,095	0.3
1,790,000		Comstock Resources, Inc., 9.750%, 08/15/2026	1,845,848	0.4
490,000		Comstock Resources, Inc., 9.750%, 08/15/2026	503,267	0.1
600,000		Continental Resources, Inc./OK, 5.000%, 09/15/2022	596,478	0.1
300,000	(2)	Continental Resources, Inc., 4.900%, 06/01/2044	227,357	0.0
1,205,000	(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	1,099,562	0.2
650,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	637,140	0.1
600,000		DCP Midstream Operating L.P., 5.125%, 05/15/2029	592,014	0.1
595,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	614,980	0.1
125,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	114,719	0.0
1,225,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	1,254,400	0.2
1,380,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	1,257,380	0.2
2,100,000		EnLink Midstream LLC, 5.375%, 06/01/2029	1,706,250	0.3
2,435,000	(1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	2,570,447	0.5
555,000		EQM Midstream Partners L.P., 5.500%, 07/15/2028	560,095	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
965,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	$ 996,362	0.2
310,000		EQM Midstream Partners L.P., 6.500%, 07/15/2048	292,465	0.1
575,000	(1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	574,224	0.1
1,025,000	(1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	1,046,120	0.2
1,250,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/2025	1,135,806	0.2
700,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/2024	637,801	0.1
1,250,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	1,219,725	0.2
1,850,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,116,586	0.2
925,000	(2)	Murphy Oil Corp., 5.750%, 08/15/2025	809,357	0.2
625,000		Murphy Oil Corp., 5.875%, 12/01/2027	534,363	0.1
1,225,000	(1)	Nabors Industries Ltd., 7.250%, 01/15/2026	607,906	0.1
1,900,000		Newfield Exploration Co., 5.375%, 01/01/2026	1,793,125	0.3
1,646,000		Occidental Petroleum Corp., 2.700%, 08/15/2022	1,540,977	0.3
975,000		Occidental Petroleum Corp., 3.125%, 02/15/2022	925,139	0.2
3,875,000		Occidental Petroleum Corp., 4.200%, 03/15/2048	2,668,906	0.5
575,000		Occidental Petroleum Corp., 4.400%, 04/15/2046	411,223	0.1
1,560,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	1,442,025	0.3
1,250,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	1,261,981	0.2
1,850,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	1,844,219	0.4
2,400,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	2,263,464	0.4
1,525,000		QEP Resources, Inc., 5.250%, 05/01/2023	1,112,297	0.2
1,400,000	(1)	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.500%, 06/15/2025	1,266,328	0.2
640,000		Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	645,533	0.1
65,000		Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	65,150	0.0
65,000		Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	66,694	0.0
460,000		Sunoco L.P. / Sunoco Finance Corp., 6.000%, 04/15/2027	473,513	0.1
675,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	609,461	0.1
875,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	880,184	0.2
1,400,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	1,358,420	0.3
825,000	(1)	Viper Energy Partners L.P., 5.375%, 11/01/2027	814,019	0.2
600,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	486,000	0.1
2,200,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	1,885,125	0.4
500,000		WPX Energy, Inc., 4.500%, 01/15/2030	494,673	0.1
1,175,000		WPX Energy, Inc., 5.250%, 10/15/2027	1,194,611	0.2
			57,132,023	10.8

		Financial: 4.5%
1,175,000		Ally Financial, Inc., 5.750%, 11/20/2025	1,321,076	0.3
1,200,000	(1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	1,249,530	0.2
2,075,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	2,098,811	0.4
1,730,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	1,769,444	0.3
420,000	(1)	Iron Mountain, Inc., 5.000%, 07/15/2028	431,021	0.1
715,000	(1)	Iron Mountain, Inc., 5.250%, 07/15/2030	746,728	0.1
585,000	(1)	Iron Mountain, Inc., 5.625%, 07/15/2032	618,559	0.1
990,000	(4)	JPMorgan Chase & Co., 4.600%, 12/31/2199	971,437	0.2
1,075,000	(1)	LPL Holdings, Inc., 4.625%, 11/15/2027	1,089,109	0.2
715,000	(1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	730,015	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,150,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	$ 1,222,197	0.2
425,000		MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	442,931	0.1
1,475,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	1,540,601	0.3
425,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	430,978	0.1
400,000		Navient Corp., 5.000%, 03/15/2027	376,164	0.1
575,000		Navient Corp., 7.250%, 09/25/2023	596,203	0.1
2,275,000		OneMain Finance Corp., 5.375%, 11/15/2029	2,371,688	0.5
525,000		OneMain Finance Corp., 6.625%, 01/15/2028	583,532	0.1
1,675,000	(1)	Quicken Loans LLC, 5.250%, 01/15/2028	1,768,021	0.3
1,900,000	(1)	SBA Communications Corp., 3.875%, 02/15/2027	1,930,875	0.4
1,525,000		Service Properties Trust, 4.375%, 02/15/2030	1,269,562	0.2
325,000		Service Properties Trust, 7.500%, 09/15/2025	346,154	0.1
			23,904,636	4.5

		Industrial: 9.7%
1,300,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	1,343,738	0.3
2,325,000		AECOM, 5.875%, 10/15/2024	2,522,625	0.5
2,150,000	(1),(5)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	2,141,507	0.4
1,375,000	(1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	1,393,762	0.3
2,000,000	(1),(2)	Berry Global, Inc., 5.625%, 07/15/2027	2,101,250	0.4
1,725,000	(1)	BMC East LLC, 5.500%, 10/01/2024	1,775,672	0.3
400,000	(1),(2)	Bombardier, Inc., 6.000%, 10/15/2022	371,500	0.1
1,075,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	1,090,679	0.2
800,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	829,500	0.2
775,000	(1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	831,187	0.2
1,150,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	1,164,202	0.2
2,275,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	2,395,859	0.5
1,200,000	(1)	Clark Equipment Co., 5.875%, 06/01/2025	1,245,000	0.2
650,000	(1)	Clean Harbors, Inc., 4.875%, 07/15/2027	675,473	0.1
510,000	(1)	Clean Harbors, Inc., 5.125%, 07/15/2029	554,781	0.1
425,000	(1)	GFL Environmental, Inc., 4.250%, 06/01/2025	430,047	0.1
279,000	(1)	GFL Environmental, Inc., 7.000%, 06/01/2026	294,645	0.1
1,020,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	1,108,612	0.2
1,025,000	(1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	1,069,203	0.2
925,000	(1),(2)	Granite US Holdings Corp., 11.000%, 10/01/2027	952,750	0.2
1,000,000	(1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	1,015,925	0.2
1,675,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	1,702,219	0.3
1,665,000	(1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	1,806,525	0.3
1,475,000	(1)	Norbord, Inc., 5.750%, 07/15/2027	1,563,294	0.3
1,200,000		Park-Ohio Industries, Inc., 6.625%, 04/15/2027	1,107,000	0.2
1,650,000	(1)	PGT Innovations, Inc., 6.750%, 08/01/2026	1,763,124	0.3
2,145,000	(1),(2)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	2,149,022	0.4
1,250,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	1,266,250	0.2
395,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	402,110	0.1
145,000	(1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	144,456	0.0
1,055,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	1,078,738	0.2
1,450,000	(1)	SSL Robotics LLC, 9.750%, 12/31/2023	1,599,865	0.3
900,000	(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	889,983	0.2
1,425,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,529,823	0.3
375,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	381,523	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,025,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	$ 1,069,203	0.2
1,125,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,202,130	0.2
1,050,000		TransDigm, Inc., 5.500%, 11/15/2027	1,011,098	0.2
1,275,000		TransDigm, Inc., 6.375%, 06/15/2026	1,282,969	0.2
800,000		TransDigm, Inc., 6.500%, 05/15/2025	799,000	0.1
1,375,000	(1)	Vertical Holdco GmbH, 7.625%, 07/15/2028	1,455,781	0.3
475,000	(1)	Vertical US Newco, Inc., 5.250%, 07/15/2027	494,542	0.1
1,300,000	(1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	1,316,250	0.2
			51,322,822	9.7

		Technology: 5.9%
1,975,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	2,038,585	0.4
1,250,000	(1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	1,285,531	0.2
445,000	(1)	Boxer Parent Co., Inc., 7.125%, 10/02/2025	475,927	0.1
445,000	(1)	Boxer Parent Co., Inc., 9.125%, 03/01/2026	473,369	0.1
290,000	(1)	BY Crown Parent LLC / BY Bond Finance, Inc., 4.250%, 01/31/2026	295,619	0.1
1,255,000	(1)	BY Crown Parent LLC, 7.375%, 10/15/2024	1,278,399	0.2
1,400,000	(1)	Castle US Holding Corp., 9.500%, 02/15/2028	1,338,533	0.2
870,000		CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	868,369	0.2
650,000		CDW LLC / CDW Finance Corp., 4.125%, 05/01/2025	670,290	0.1
1,050,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	1,151,719	0.2
2,925,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	2,965,219	0.6
430,000	(1)	Dell International LLC / EMC Corp., 5.875%, 06/15/2021	431,359	0.1
650,000	(1)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	676,845	0.1
1,275,000	(2)	Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	1,343,397	0.3
795,000	(1)	Entegris, Inc., 4.375%, 04/15/2028	819,347	0.2
400,000	(1)	Entegris, Inc., 4.625%, 02/10/2026	409,924	0.1
1,250,000	(1)	Logan Merger Sub, Inc., 5.500%, 09/01/2027	1,271,094	0.2
1,830,000	(1)	Microchip Technology, Inc., 4.250%, 09/01/2025	1,900,801	0.4
1,275,000	(1)	MTS Systems Corp., 5.750%, 08/15/2027	1,259,477	0.2
1,195,000	(1)	ON Semiconductor Corp., 3.875%, 09/01/2028	1,214,060	0.2
250,000	(1)	Open Text Corp., 3.875%, 02/15/2028	253,320	0.0
735,000	(1)	Open Text Corp., 5.875%, 06/01/2026	765,778	0.1
1,300,000	(1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	1,339,364	0.3
1,020,000	(1)	Science Applications International Corp., 4.875%, 04/01/2028	1,037,350	0.2
3,060,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	3,128,804	0.6
1,700,000	(1),(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	1,604,876	0.3
1,100,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	1,135,750	0.2
			31,433,106	5.9

		Utilities: 2.0%
1,400,000	(1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	1,453,816	0.3
1,750,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	1,824,375	0.3
1,750,000	(1),(2)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	1,743,254	0.3
725,000		NRG Energy, Inc., 5.750%, 01/15/2028	783,453	0.2
1,150,000		NRG Energy, Inc., 6.625%, 01/15/2027	1,217,804	0.2
1,590,000		PG&E Corp., 5.250%, 07/01/2030	1,540,312	0.3
825,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	862,125	0.2
1,075,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,135,910	0.2
			10,561,049	2.0

	Total Corporate Bonds/Notes
	(Cost $497,048,813)		510,456,277	96.3

BANK LOANS: 1.3%
		Consumer, Cyclical: 0.4%
1,100,000		Golden Nugget LLC TL B 1L, 3.250%, (US0001M + 2.500%), 10/04/2023	991,100	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
BANK LOANS: (continued)
		Consumer, Cyclical: (continued)
1,296,675		IRB Holding Corp TL B 1L, 3.750%, (US0003M + 3.250%), 02/05/2025	$ 1,241,432	0.2
			2,232,532	0.4

		Consumer, Non-cyclical: 0.3%
1,419,688		Bellring Brands LLC - TL B 1L, 6.000%, (US0001M + 5.000%), 10/10/2024	1,425,012	0.3

		Containers & Glass Products: 0.1%
771,595		Reynolds Group Holdings Inc. USD 2017 Term Loan, 3.979%, (PRIME + 2.750%), 02/05/2023	765,326	0.1

		Electronics/Electrical: 0.4%
1,906,195		Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 11/03/2023	1,875,814	0.4

		Health Care: 0.1%
747,082		Bausch Health Companies, Inc. 2018 Term Loan B, 3.151%, (US0001M + 3.000%), 06/02/2025	733,696	0.1

	Total Bank Loans
	(Cost $6,905,888)		7,032,380	1.3

CONVERTIBLE BONDS/NOTES: 0.1%
		Communications: 0.1%
400,000		DISH Network Corp., 3.375%, 08/15/2026	368,199	0.1

		Financial: 0.0%
499,200	(1),(3)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/2009	1,043	0.0

	Total Convertible Bonds/Notes
	(Cost $847,816)		369,242	0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.3%
		Consumer Discretionary: 0.0%
474		Lear Corp.	51,690	0.0
1,476	(1),(6),(7)	Perseus Holding Corp.	–	–
			51,690	0.0

		Consumer Staples: 0.3%
24,842	(6),(7)	Southeastern Grocers, Inc.	1,639,572	0.3

		Energy: 0.0%
2		Amplify Energy Corp.	2	0.0
424,441	(6),(7)	Ascent Resources - Utica LLC	5,093	0.0
			5,095	0.0

		Health Care: 0.0%
26	(7)	Option Care Health, Inc.	347	0.0

		Information Technology: 0.0%
1	(7)	Avaya Holdings Corp.	15	0.0

	Total Common Stock
	(Cost $824,718)		1,696,719	0.3

PREFERRED STOCK: –%
		Consumer Discretionary: –%
775	(1),(6),(7)	Perseus Holding Corp.	–	–

	Total Preferred Stock
	(Cost $–)		–	–

WARRANTS: –%
		Health Care: –%
126	(6),(7)	Option Care Health, Inc. - Class A	–	–
126	(6),(7)	Option Care Health, Inc. - Class B	–	–

	Total Warrants
	(Cost $–)		–	–

OTHER(8): –%
		Communications: –%
1,445,000	(6),(9)	Millicom International Cellular S.A. (Escrow)	–	–

		Energy: –%
2,000	(6),(9)	Green Field Energy Services, Inc. (Escrow)	–	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $505,627,235)		519,554,618	98.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.2%
		Commercial Paper: 0.1%
684,000		Duke Energy Corp., 0.190%, 10/27/2020
		(Cost $683,926)	683,904	0.1

		U.S. Treasury Bills: 2.4%
4,627,000	(10)	United States Treasury Bill, 0.050%, 10/08/2020	4,626,950	0.9
2,050,000	(10)	United States Treasury Bill, 0.060%, 10/13/2020	2,049,960	0.4
900,000	(10)	United States Treasury Bill, 0.070%, 10/20/2020	899,965	0.2
4,850,000	(10)	United States Treasury Bill, 0.070%, 10/27/2020	4,849,755	0.9

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		U.S. Treasury Bills: (continued)
50,000	(10)	United States Treasury Bill, 0.090%, 11/27/2020	$ 49,993	0.0

	Total U.S. Treasury Bills
	(Cost $12,476,582)		12,476,623	2.4

		Repurchase Agreements: 4.3%
1,050,948	(11)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $1,050,952, collateralized by various U.S. Government Agency Obligations, 2.000%-6.594%, Market Value plus accrued interest $1,071,967, due 09/01/29-02/20/69)	1,050,948	0.2
1,861,355	(11)	BNP Paribas S.A., Repurchase Agreement dated 09/30/20, 0.24%, due 10/01/20 (Repurchase Amount $1,861,367, collateralized by various U.S. Government Securities, 0.750%-7.875%, Market Value plus accrued interest $1,954,423, due 08/10/21-08/21/40)	1,861,355	0.3
2,032,414	(11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $2,032,420, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $2,073,062, due 10/25/20-06/20/69)	2,032,414	0.4
2,139,326	(11)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $2,139,333, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $2,182,122, due 10/08/20-08/15/50)	2,139,326	0.4
5,837,572	(11)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $5,837,585, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $5,954,324, due 11/27/20-11/01/59)	5,837,572	1.1
159,999	(11)	HSBC Securities USA, Repurchase Agreement dated 09/30/20, 0.06%, due 10/01/20 (Repurchase Amount $159,999, collateralized by various U.S. Government Securities, 0.375%-2.500%, Market Value plus accrued interest $163,199, due 03/31/23-01/15/28)	159,999	0.0
1,412,472	(11)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $1,412,477, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.875%, Market Value plus accrued interest $1,440,727, due 02/15/21-07/20/70)	1,412,472	0.3
5,837,572	(11)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $5,837,585, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $5,954,323, due 10/27/20-07/15/61)	5,837,572	1.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
2,564,951	(11)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $2,564,966, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,623,273, due 04/15/22-02/15/46)	$ 2,564,951	0.5

	Total Repurchase Agreements
	(Cost $22,896,609)		22,896,609	4.3

Shares			Value	Percentage of Net Assets
		Mutual Funds(11): 0.4%
728,000	(11),(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	728,000	0.2
728,000	(11),(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	728,000	0.1
728,000	(11),(12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.020%	728,000	0.1
	Total Mutual Funds
	(Cost $2,184,000)		2,184,000	0.4

	Total Short-Term Investments
	(Cost $38,241,117)		38,241,136	7.2

	Total Investments in Securities (Cost $543,868,352)		$ 557,795,754	105.2
	Liabilities in Excess of Other Assets		(27,417,431)	(5.2)
	Net Assets		$ 530,378,323	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Defaulted security.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(5)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Non-income producing security.
(8)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(9)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2020, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(10)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2020.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of September 30, 2020.

Reference Rate Abbreviations:
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$51,690	$–	$–	$51,690
Consumer Staples	–	–	1,639,572	1,639,572
Energy	2	–	5,093	5,095
Health Care	347	–	–	347
Information Technology	15	–	–	15
Total Common Stock	52,054	–	1,644,665	1,696,719
Preferred Stock	–	–	–	–
Warrants	–	–	–	–
Corporate Bonds/Notes	–	510,456,277	–	510,456,277
Bank Loans	–	7,032,380	–	7,032,380
Convertible Bonds/Notes	–	369,242	–	369,242
Other	–	–	–	–
Short-Term Investments	2,184,000	36,057,136	–	38,241,136
Total Investments, at fair value	$2,236,054	$553,915,035	$1,644,665	$557,795,754

At September 30, 2020, Voya High Yield Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Green Field Energy Services, Inc. (Escrow)	8/25/2019	$–	$–
Millicom International Cellular S.A. (Escrow)	9/9/2017	–	–
		$–	$–

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $544,209,884.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$20,538,415
Gross Unrealized Depreciation	(6,952,545)
Net Unrealized Appreciation	$13,585,870